Group Information - Summary of Company's Principal Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Spotify AB | Sweden
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify AB
Principal activities	Main operating company
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Sweden
Spotify USA Inc. | USA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify USA Inc.
Principal activities	USA operating company
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	USA
Spotify Ltd | UK
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify Ltd
Principal activities	Sales, marketing, contract research and development, and customer support
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	UK
Spotify Norway AS | Norway
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify Norway AS
Principal activities	Sales and marketing
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Norway
Spotify Spain S.L. | Spain
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify Spain S.L.
Principal activities	Sales and marketing
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Spain
Spotify GmbH | Germany
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify GmbH
Principal activities	Sales and marketing
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Germany
Spotify France SAS | France
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify France SAS
Principal activities	Sales and marketing
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	France
Spotify Netherlands B.V. | Netherlands
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify Netherlands B.V.
Principal activities	Sales and marketing
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Netherlands
Spotify Canada Inc. | Canada
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify Canada Inc.
Principal activities	Sales and marketing
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Canada
Spotify Australia Pty Ltd | Australia
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify Australia Pty Ltd
Principal activities	Sales and marketing
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Australia
Spotify Brasil Serviços De Música LTDA | Brazil
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify Brasil Serviços De Música LTDA
Principal activities	Sales and marketing
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Brazil
Spotify Japan K.K | Japan
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify Japan K.K
Principal activities	Sales and marketing
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Japan
Spotify India LLP | India
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify India LLP
Principal activities	Sales and marketing
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	India
Spotify Singapore Pte Ltd. | Singapore
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Spotify Singapore Pte Ltd.
Principal activities	Marketing
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Singapore